SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /    /
                                                                           ----


         Pre-Effective Amendment No.                                      /   /
                                     -------                               ---
         Post-Effective Amendment No.   7                                 / X /
                                      -------                              ---

                                                                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
                                                                        ----
OF 1940


         Amendment No.   8                                               / X  /
                       -----                                             ----
                        (Check appropriate box or boxes.)


         AMERIPRIME ADVISORS TRUST - FILE NOS. 333-85083 AND 811-09541

               (Exact Name of Registrant as Specified in Charter)

            1793 KINGSWOOD DRIVE, SUITE 200, SOUTHLAKE, TEXAS 76092

               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:   (817) 251-6700
                                                      --------------

     KENNETH TRUMPFHELLER, AMERIPRIME ADVISORS TRUST, 1793 KINGSWOOD DRIVE,
                        SUITE 200, SOUTHLAKE, TEXAS 76092
                    (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering: December 1, 1999.

It is proposed that this filing will become effective:

//   immediately upon filing pursuant to paragraph (b)

//   on pursuant to paragraph (b)

//   60 days after filing pursuant to paragraph (a)(1)

//   on (date) pursuant to paragraph (a)(1)

/X/  75 days after filing pursuant to paragraph (a)(2)

//   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

// this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


10671 03/02/2000  1:44 PM

                           Paragon Dynamic Hedge Fund
                        PARAGON UNCORRELATED RETURN FUND

PROSPECTUS DATED __________________, 2000

3651 N 100 E., Suite 275
Provo, UT 84604

(800) ___-____

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

11225 03/03/2000 11:56 AM





                                TABLE OF CONTENTS

                                                                            PAGE

DYNAMIC HEDGE FUND..............................................................

UNCORRELATED RETURN FUND........................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

FOR MORE INFORMATION..................................................BACK COVER

DYNAMIC HEDGE FUND

INVESTMENT OBJECTIVE

      The investment objective of the Dynamic Hedge Fund is long term growth of capital.

PRINCIPAL STRATEGIES

         The Fund seeks to achieve its objective by investing in equity securities of companies that the Fund's adviser believes offer potential for long term growth, and selling equity securities short as a hedge against adverse market conditions. The Fund's adviser follows a dynamic model to allocate the Fund's portfolio between equity securities it holds "long" and equity securities it sells short, based on its perception of overall market direction. If the adviser believes the equity market is undervalued, the majority (under normal circumstances, up to 80%) of the Fund's portfolio will be invested "long" in equity securities. If the adviser believes the equity market is overvalued, more of the Fund's portfolio (up to 50%) will be sold short. The Adviser expects that a portion of the Fund's assets will always be invested in short positions.

         Equity securities in which the Fund may invest will primarily consist of common stock and exchange traded index products such as S & P Depositary Receipts (commonly referred to as SPDRs). SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely. The Fund may invest up to 50% of its assets in foreign companies in the world's developed [and emerging] markets by purchasing American Depositary Receipts ("ADRs") and index products like World Equity Benchmark Shares ("WEBS"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.

         Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.

         The adviser will select common stocks and index products for long and short positions based on its perception of market conditions. The adviser will focus its long positions on countries, industries and companies whose securities are experiencing upward price momentum and other positive developments such as positive earnings surprises and upward analyst earnings estimate revisions. The Adviser will focus its short positions on countries, industries and companies whose securities are experiencing downward price momentum and other negative developments such as depressed earnings expectations. The adviser's selection process is dynamic, so that positions will rotate to other countries, industries and companies as market conditions change. The adviser will sell securities when the model suggests that positions should rotate or when particular securities are performing poorly, in the adviser's judgment.

         The adviser anticipates that its model will result in active trading of the Fund's portfolio securities. As the Fund is non-diversified, its portfolio may at times focus on a limited number of securities that the adviser believes offer superior prospects for growth. The adviser does not intend to use leverage with respect to its short positions; as a result, the portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, money market funds or repurchase agreements) to cover its obligations to close its short positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o SHORT SALE RISK. The Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. You should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy which includes selling securities short can suffer significant losses.

o FOREIGN RISK. To the extent the Fund invests in ADRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.

o VOLATILITY RISK. The equity securities in which Fund invests tend to be more volatile than other investment choices.

o [TURNOVER RISK. The Fund's investment strategy will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses (which would lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes.]

o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to achieve the intended results. Although the Fund's adviser has been managing investment portfolios since 1986, the Fund has no investment history, and the adviser has no prior experience managing the assets of a mutual fund.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

UNCORRELATED RETURN FUND

      The investment objective of the Uncorrelated Return Fund is long term growth of capital and preservation of capital.

PRINCIPAL STRATEGIES

         The Fund seeks to achieve its objective by investing in income producing debt and equity securities, and selling securities short as a hedge against adverse market conditions. The Fund's adviser follows a dynamic model to allocate the Fund's portfolio among debt and equity asset classes and, within each class, between securities it holds "long" and sells short. The allocation of the Fund's assets between debt securities and equity securities will vary from time to time, based on the adviser's perception of the markets. The adviser expects that the Fund's returns will not be correlated with either the bond markets or the stock markets.

         Equity securities in which the Fund may invest will primarily consist of the following asset classes: utilities stocks; REITs; and exchange traded index products such as S & P Depositary Receipts (commonly referred to as SPDRs). A REIT is a company that invests substantially all of its assets in real estate. SPDRs are shares of a publicly traded unit investment trust which owns the stocks included in the S&P 500 Index, and changes in the price of SPDRs track the movement of the Index relatively closely. The Fund may invest up to __% of its assets in foreign companies in the world's developed [and emerging] markets by purchasing American Depositary Receipts ("ADRs") and index products like World Equity Benchmark Shares ("WEBS"). An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International ("MSCI") Index.

         Debt securities in which the Fund may invest primarily consist of bonds, notes, domestic and foreign corporate and government securities, zero coupon bonds and short term obligations (such as commercial paper). The Fund invests primarily in investment grade debt securities, generally rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard and Poor's Corporation ("S&P"), or unrated if the Fund's adviser determines that they are of comparable quality. The Fund may also invest a significant proportion (up to 50%) of its portfolio in high yield, non-investment grade bonds, commonly known as "junk bonds." The adviser anticipates the debt securities in the Fund's portfolio will have an average duration of greater than five years. The adviser treats the following debt securities as separate asset classes: investment grade securities; zero coupon bonds; and junk bonds.

         Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money. The adviser expects that a portion of the Fund's assets will always be invested in short positions (primarily equity securities sold short).

      The adviser will select securities for long and short positions within each asset class based on its perception of market conditions. The adviser will focus its long positions on countries, industries and companies whose securities are experiencing upward price momentum and other positive developments such as positive earnings surprises and upward analyst earnings revisions. The adviser will focus its short positions on countries, industries and companies whose securities are experiencing downward price momentum and other negative developments such as depressed earnings expectations. The adviser's selection process is dynamic, so that positions will rotate among asset classes and within each asset class as market conditions change. The adviser will sell securities when the model suggests that positions should rotate or when particular securities are performing poorly, in the adviser's judgment.

         The adviser anticipates that its model will result in active trading of the Fund's portfolio securities. As the Fund is non-diversified, its portfolio may at times focus on a limited number of securities that the adviser believes offer superior prospects for growth. The adviser does not intend to use leverage with respect to its short positions; as a result, the portfolio under normal circumstances will always include sufficient cash equivalents (such as money market instruments, money market funds or repurchase agreements) to cover its obligations to close its short positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o SHORT SALE RISK. The Fund engages in short selling activities which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. You should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy which includes selling securities short can suffer significant losses.

o FOREIGN RISK. To the extent the Fund invests in ADRs or foreign index products, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

o JUNK BOND RISK. Because the Fund invests in junk bonds, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds, reducing the Fund's ability to sell its junk bonds (liquidity risk) and reducing the Fund's share price. If the Fund invests a significant proportion of its portfolio in lower quality junk bonds (including distressed securities), the Fund's exposure to these risks is greater than some other junk bond funds and the value of the Fund's shares could be more negatively affected.

o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. The Fund's exposure to interest rate risk (and the corresponding effect on the Fund's share price) may be greater if the Fund invests a significant proportion of its portfolio in lower quality junk bonds.

o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. The issuer of the bond may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. To the extent the Fund invests in junk bonds, the Fund is subject to substantial credit risk.

o SECTOR RISK. If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. To the extent the Fund is overweighted in the utilities or REIT sectors, it will be affected by developments affecting that sector. The utilities sector can be significantly affected by financing difficulties, supply and demand of services or fuel, and natural resource conservation. The REIT sector can be significantly affected by changing government regulations, financing difficulties, changing demographic patterns, changes in real estate values and fluctuations in rental incomes.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund will be subject to substantially more investment risk and potential for volatility than a diversified fund because its portfolio may at times focus on a limited number of companies.

o VOLATILITY RISK. The equity securities in which Fund invests tend to be more volatile than other investment choices.

o [TURNOVER RISK. The Fund's investment strategy will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses (which would lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes.]

o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to achieve the intended results. Although the Fund's adviser has been managing investment portfolios since 1986, the Fund has no investment history, and the adviser has no prior experience managing the assets of a mutual fund.

o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

GENERAL

      The investment objective of each Fund may be changed without shareholder approval.

      From time to time, each Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, each Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If a Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, each Fund may not achieve its investment objective. Either Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                                PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because each Fund is recently organized and has less than one year of operations.

                         FEES AND EXPENSES OF THE FUNDS

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES                                    DYNAMIC        UNCORRELATED
                                                  HEDGE FUND       RETURN FUND

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases      NONE            NONE
Maximum Deferred Sales Charge (Load)                  NONE            NONE
Redemption Fee                                        NONE            NONE

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                        2.25%          2.25%
Distribution and/or Service (12b-1) Fees              0.00%          0.00%
Other Expenses1                                       0.47%          0.81%
Total Annual Fund Operating Expenses 2                2.72%          3.06%

1 "Other Expenses" are based on estimated amounts for the current fiscal year and include dividends on short sales which the adviser estimates will equal 0.47% (annualized) of the Dynamic Hedge fund average net assets and 0.81% (annualized) of the Uncorrelated Return Fund average net assets.

2 Absent dividends on short sales, Total Annual Fund Operating Expenses for each Fund will be 2.25%.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                DYNAMIC                 UNCORRELATED
                               HEDGE FUND                 RETURN FUND

1 YEAR

3 YEAR

                                HOW TO BUY SHARES

INITIAL PURCHASE

         The minimum initial investment in each Fund is $5,000 ($[ ] for qualified retirement accounts and medical savings accounts) and minimum subsequent investments are [$1,000]. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the appropriate Fund;

Mail the application and check to:

U.S. Mail:                                  Overnight:
        Paragon Funds                            Paragon Funds
        c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
        P.O. Box 6110                            431 North Pennsylvania Street
        Indianapolis, Indiana  46206-6110        Indianapolis, Indiana  46204

BY WIRE

You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at (800)-___-____to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

         Firstar Bank, N.A.
         ABA #0420-0001-3
         Attn: Ameriprime Advisors Trust

         D.D.A.# _________________
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

         You must mail a signed application to Firstar Bank, N.A., the Funds' custodian, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

         You may purchase additional shares of any Fund (subject to a $1,000 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain: o your name o the name of your account(s), o your account number(s), o the name of the Fund o a check made payable to the Fund Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

[AUTOMATIC INVESTMENT PLAN

         You may make regular investments in a Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.]

TAX SHELTERED RETIREMENT PLANS

         Since the Funds are oriented to longer term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the Transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Transfer agent about the IRA custodial fees.

[HOW TO EXCHANGE SHARES

         As a shareholder in any Fund, you may exchange shares valued at $5,000 or more for shares of any other ________ Fund. You may call the transfer agent at (800) ___-____ to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

      An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

      Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.]

OTHER PURCHASE INFORMATION

         Each Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Funds. If you are already a shareholder, the Funds can redeem shares from any identically registered account in the Funds as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

         The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

         BY MAIL - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

             Ameriprime Advisors Trust
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46206-6110

         "Proper order" means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

         BY TELEPHONE - You may redeem any part of your account in a Fund by calling the transfer agent at (800) ___-____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (800) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Funds.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on the applicable Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         The Funds' assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Funds' adviser at their fair value, according to procedures approved by the Funds' board of trustees.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         DIVIDENDS AND DISTRIBUTIONS

         Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request to the Fund. Each Fund expects that its distributions will consist primarily of short term capital gains.

         TAXES

         In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a long term capital gains distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, the Funds will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

     Paragon Capital Management, Inc., 3651 N 100 E., Suite 275, Provo, UT 84604, serves as investment adviser to the Funds. Clients of Paragon Capital Management, Inc. include individual investors, businesses, pension and profit sharing plans, and non-profit organizations. Each Fund is authorized to pay the adviser a fee equal to 2.25% of its average daily net assets.

         The Fund's co-portfolio managers, David A. Young and Jonathon Ferrell, have been primarily responsible for the day-to-day management of each Fund's portfolio since its inception. Mr. Young has been the president of the adviser since he founded the firm in 1993 and has been managing investment portfolios since 1986. Mr. Ferrell is the adviser's Director of Investment Research and has been managing investment portfolios since December 1997. He was a financial analyst for the firm from December 1997 until March 1999, when he became the Director of Investment Research. Previous to that time he attended Brigham Young University.

         The adviser pays all of the operating expenses of each Fund except brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), interest, fees and expenses of non-interested person trustees and extraordinary expenses and expenses incurred pursuant to Rule 12b-1 under the Investment Company Act of 1940. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the adviser. The adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FOR MORE INFORMATION

      Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

         Call the Funds at 800 __-____ to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at HTTP.//WWW.SEC.GOV, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: PUBLICINFO@SEC.GOV, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                           PARAGON DYNAMIC HEDGE FUND

                        PARAGON UNCORRELATED RETURN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May __, 2000

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Paragon Dynamic Hedge Fund and Paragon Uncorrelated Return Fund dated May __, 2000. A free copy of the Prospectus can be obtained by writing the Transfer Agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-800-441-6978.

TABLE OF CONTENTS                                                           PAGE

DESCRIPTION OF THE TRUST AND THE FUNDS..........................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
CONSIDERATIONS..................................................................

INVESTMENT LIMITATIONS..........................................................

THE INVESTMENT ADVISER .........................................................

TRUSTEES AND OFFICERS...........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE............................................

DETERMINATION OF SHARE PRICE....................................................

INVESTMENT PERFORMANCE..........................................................

CUSTODIAN.......................................................................

TRANSFER AGENT..................................................................

ACCOUNTANTS.....................................................................

DISTRIBUTOR.....................................................................

ADMINISTRATOR...................................................................








11386 03/07/2000  1:28 PM

DESCRIPTION OF THE TRUST AND THE FUNDS

         The Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund (each a "Fund" or collectively, the "Funds") were organized as non-diversified series of AmeriPrime Advisers Trust (the "Trust") on ________________, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to each Fund is Paragon Capital Management, Inc. (the "Adviser").

         The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of the Funds and the Funds' transfer agent for the account of the Shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated and will been titled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         Prior to the public offering of the Funds AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, purchased all of the outstanding shares of the Funds and may be deemed to control the Funds. As the controlling shareholder, AmeriPrime Financial Securities, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that AmeriPrime Financial Securities, Inc. will no longer control the Funds.

         For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Funds' Prospectus. For a description of the methods used to determine the share price and value of each Fund's assets, see "Determination of Net Asset Value" in the Funds' Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a discussion of some of the investments the Funds may make and some of the techniques they may use.

         A. EQUITY SECURITIES. In addition to the exchange traded index products described in the Prospectus, each Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Funds may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Adviser will limit each Fund's investment in convertible securities to those rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Rating Group or, if unrated, of comparable quality in the opinion of the Adviser.

         B. SHORT SALES. Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates.

                  In connection with its short sales, each Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker.

         C. SECURITIES LENDING. Each Fund Fund may make long and short term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgement of the Adviser, the consideration to be earned from such loans would justify the risk.

         The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission ("SEC") that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

         Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

         D. RESTRICTED AND ILLIQUID SECURITIES. The portfolio of each Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. Neither Fund will invest more than 15% of its net assets in illiquid securities.

         With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. Neither Fund will, however invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees of the Fund, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

     E. U.S. GOVERNMENT SECURITIES. U.S. Government Securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them.

         F. CORPORATE DEBT SECURITIES. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by Standard & Poor's Corporation or Baa or highrer by Moody's Investors Services, Inc., or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstancesare more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

         G. ZERO COUPON SECURITIES. The Uncorrelated Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). Zero coupon securities involve risks that are similar to those of other debt securities, although the market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.

         H. LOWER QUALITY DEBT SECURITIES. The Uncorrelated Fund may purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising rates. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. A Fund may invest in securities which are of lower quality or are unrated if the Adviser determines that the securities provide the opportunity of meeting a Fund's objective without presenting excessive risk. The Adviser will consider all factors which it deems appropriate, including ratings, in making investment decisions for a Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extend a Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Adviser's credit analyses than is the case for higher quality bonds. While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

         The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value as Fund securities, and a Fund's ability to dispose of these lower quality debt securities.

         Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences unexpected net redemptions, this may force it to sell its high yield bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

         Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

I. FINANCIAL SERVICES INDUSTRY OBLIGATIONS. Each Fund may invest in each of the following obligations of the financial services industry:

                  (1) CERTIFICATE OF DEPOSIT. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

               (2) TIME DEPOSITS. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

                  (3) BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

         J. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

     K. FOREIGN SECURITIES. In addition to the foreign equity securities described in the Prospectus, the Uncorrelated Fund may invest in foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

         Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

         Purchases of foreign equity and debt securities entail certain risks. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         The world's industrialized markets generally include but are not limited to the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The world's emerging markets generally include but are not limited to the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

         Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include:
(i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

INVESTMENT LIMITATIONS

         FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), I.E., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. BORROWING MONEY. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

         2. SENIOR SECURITIES. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. UNDERWRITING. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. REAL ESTATE. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. COMMODITIES. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. LOANS. The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. Neither Fund will invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

         NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

         1. PLEDGING. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

         3. MARGIN PURCHASES. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

          4. OPTIONS. The Funds will not purchase or sell puts, calls, options or straddles.


          5. ILLIQUID INVESTMENTS. Neither Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.



THE INVESTMENT ADVISER

     The Funds' investment adviser is Paragon Capital Management, Inc., 3651 N. 100 E., Provo, UT 84604. David Allen Young and Catherine B. Young may be deemed to control Paragon Capital Management Inc. due to their respective share of the ownership.

         Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of each Fund except Rule 12b-1 expenses, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay each Fund's expenses, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. The adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the adviser to waive any fees in the future.

         The adviser retains the right to use the name "Paragon" in connection with another investment company or business enterprise with which the adviser is or may become associated. The Trust's right to use the name "Paragon" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the adviser on ninety days written notice.

         The adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. Each Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The Code significantly restricts the personal investing activities of all employees of the Adviser. The Code requires that all employees of the Adviser preclear any personal securities investment. The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. In addition, no employee may purchase or sell any security which at the time is being purchased or sold, or to the knowledge of the employee is being considered for purchase or sale, by the Fund. The substantive restrictions also include a ban on acquiring any securities in an initial public offering and provides for trading "blackout periods" which prohibit trading by portfolio managers of the Fund within periods of trading by the Fund in the same (or equivalent) security. The restrictions and prohibitions apply to most securities transactions by employees of the Adviser, with limited exceptions for some securities (such as securities which have a market capitalization and average daily trading volume above certain minimums).

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

============================= ================ ======================================================================
NAME, AGE AND ADDRESS            POSITION       PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
----------------------------- ---------------- ----------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Kenneth D. Trumpfheller         President         President, Treasurer , Chief Financial Officer and Secretary
1793 Kingswood Drive            and Trustee       of AmeriPrime Financial Services, Inc. the Fund's
Suite 200                                         administrator, and AmeriPrime Financial Securities, Inc.,
Southlake, TX  76092                              the Fund's distributor, since 1994; President and Trustee of
                                                  AmeriPrime Advisors Trust and AmeriPrime Insurance
Year of Birth:  1958                              Trust; Prior to December, 1994, a senior client executive
                                                  with SEI Financial Services.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mark W. Muller                  Trustee           Account Manager for Clarion Technologies, a manufacturer
175 Westwood Drive                                of automotive, heavy truck, and consumer goods, from 1996
Suite 300                                         to present.  From 1986 to 1996, an engineer for Sicor, a
Southlake, TX  76092                              telecommunication hardware company.

Year of Birth:  1964
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Richard J. Wright, Jr.          Trustee           Various positions (most recently Program Manager) with
8505 Forest Lane                                  Texas Instruments, a technology company, from 1985 to
MS 8672                                           present.
Dallas, TX  75243

Year of Birth:  1962
-----------------------------------------------------------------------------------------------------------------------

         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     AGGREGATE               TOTAL COMPENSATION

                                     COMPENSATION            FROM TRUST (THE TRUST IS

NAME                                 FROM TRUST              NOT IN A FUND COMPLEX)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                                $____                        $____
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                             $____                        $____
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Advisr in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Fund and another of the Advisor's clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Funds because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes an adjustment is reasonable.

 DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in each Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Fund's adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Fund's adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund's adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

INVESTMENT PERFORMANCE

         Each Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

         Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If each Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of that Fund's portfolio and operating expenses of that Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing each Fund's performance to those of other investment companies or investment vehicles. The risks associated with each Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of any of the Funds may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Funds or considered to be representative of the stock market in general. These may include the Standard & Poor's 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of any of the Funds may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of any of the Funds. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Firstar Bank, N.A., 425 Walnut Street M.L 6118, Cincinnati, Ohio 45202, is custodian of each Fund's investments. The custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agency and shareholder service functions. [For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750).] In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. [For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).]

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds for the first fiscal year. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Funds. Kenneth D. Trumpfheller, a Trustee and Officer of the Trust, is an affiliate of the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

ADMINISTRATOR

         The Funds retain AmeriPrime Financial Services, Inc., 1793 Kingswood Drive, Suite 200, Southlake, TX 76092, (the "Administrator") to manage the Funds' business affairs and provide the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. [The Administrator receives a monthly fee from the Adviser equal to an annual average rate of 0.10% of each Fund's average daily net assets up to fifty million dollars, 0.075% of each Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of each fund's average daily net assets over one hundred million dollars.] The Administrator, the Distributor and Unified (the Funds' transfer agent) are controlled by Unified Financial Services, Inc.

                            AMERIPRIME ADVISORS TRUST

PART C.  OTHER INFORMATION
         -----------------

ITEM 23. EXHIBITS

     (a) Articles of Incorporation.

          (i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

          (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

          (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (b) By-laws. Registrant's By-laws, which were filed as an Exhibit to Registrant's Registration Statement, are hereby incorporated by reference.

     (c) Instruments Defining Rights of Security Holder. None (other than in the Declaration of Trust and By-laws of the Registrant).

     (d) Investment Advisory Contracts.

          (i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

          (iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (v) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective
                  Amendment No. 3, is hereby incorporated by reference.

          (xi) Advisory Agreement for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

          (xii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Flagship Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

          (xiii) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Community Technology Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

          (xiv) Registrant's Proposed Management Agreement with Ensemble Investments, Inc. for the Ensemble Partners Equity Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

          (xv) Registrant's Proposed Management Agreement withAExpert Advisory, Inc. for the Enhans RT Sector Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

          (xvi) Registrant's Proposed Management Agreement withAExpert Advisory, Inc. for the Enhans RT SPDR Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


          (xvii) Registrant's Proposed Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

          (xviii) Registrant's Proposed Management Agreement with Paragon
               Capital Management, Inc. for the Paragon Dynamic Hedge
                  Fund is filed herewith.

          (xix) Registrant's Proposed Management Agreement with Paragon Capital Management, Inc. for the Paragon Uncorrelated Return Fund is filed herewith.


     (e) Underwriting Contracts.

          (i) Registrant's Underwriting Agreement with AmeriPrime Financial Securities, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


          (ii) Registrant's form of Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.


          (iii) Amended Exhibit A to Underwriting Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (f) Bonus or Profit Sharing Contracts. None.

     (g) Custodian Agreements.

     (i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Amended Appendix B to Custodian Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (h)  Other Material Contracts. None.

     (i) Legal Opinion. Opinion and Consent of Brown, Cummins & Brown Co., L.P.A. is filed herewith.

     (j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

     (k)  Omitted Financial Statements. None.

     (l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (m) Rule 12b-1 Plan. Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

     (n)  Rule 18f-3 Plan. None.


Reserved.

     (p) Codes of Ethics. Copy of Registrant's Code of Ethics is filed herewith.

     (q)  Powers of Attorney.


     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.


         Power of Attorney for the President, Treasurer, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS
-------- ------------------------------------------------------------

As of February 1, 2000, First Union National Bank, Trustee, owned 87.71% of the StoneRidge Equity Fund and 99.74% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control. As of February 1, 2000, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Opportunity Growth Fund, and the Monteagle Fixed Income Fund. As a result, the Monteagle Funds may be deemed to be under common control.

ITEM 25. INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.


(c) Pursuant to the Underwriting Agreement, the Trust shall indemnify Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser. (i) Stoneridge has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund, Monteagle Fixed Income Fund, is a registered investment adviser.

     (i)NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.

     (ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).

(c) Robinson Investment Group, Inc.("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

     (i) Robinson has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

     (d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser. (i) Howe and Rusling has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

     (e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser. (i) Fitzgerald has engaged in no other business during the past two fiscal years.


     (ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

     (f) Ensemble Investments, Inc. ("Ensemble"), 2010 N. First Street, San Jose, California, adviser for the Ensemble Community Flagship Fund, Ensemble Community Technology Fund and Ensemble Partners Equity Fund, is a registered investment adviser.

     (i) Ensemble has engaged in no other business during the past two fiscal years.


     (ii) Information with respect to each officer and director of Ensemble is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-57140).

     (g) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans RT Sector Fund and Enhans RT SPDR Fund, is a registered investment adviser.

     (i) AExpert has engaged in no other business during the past two fiscal years.


     (ii) Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

     (h) Cloud, Neff & Associates, Inc. ("Cloud, Neff"), 606 Park Tower, 5314 South Yale, Tulsa, Oklahoma 74135, adviser to the Cloud, Neff Capital Appreciation Fund, is a registered investment adviser.

     (i) Cloud, Neff has engaged in no other business during the past two fiscal years.

Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).


     (i) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.

     (i) Paragon has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).


ITEM 27. PRINCIPAL UNDERWRITERS


     (a) AmeriPrime Financial Securities, Inc. is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President, Treasurer and a Trustee of the Registrant. AmeriPrime Financial Services, Inc. is also the underwriter for the AmeriPrime Funds, AmeriPrime Insurance Trust, the Kenwood Funds, the Rockland Funds Trust and the TANAKA Funds, Inc.


     (b) Information with respect to each director and officer of AmeriPrime Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-48143).

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
-------- -------------------------------------------------

         None.

ITEM 30. UNDERTAKINGS

         None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 9th day of March, 2000.


                                    AmeriPrime Advisors Trust

                                 By:  _______/s/__________________________
                                         Donald S. Mendelsohn
                                         Attorney-in Fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                                      *By:__________/s/__________________

Kenneth D. Trumpfheller,*                 Donald S. Mendelsohn
President, Treasurer and Trustee          Attorney-in-Fact

                                           March 9, 2000

Mark Muller,* Trustee

Richard Wright, Trustee

                                  EXHIBIT INDEX

1.   Proposed Management Agreement for the Paragon Dynamic Hedge
     Fund...........................................................EX-99.23.d.1

2.   Proposed Management Agreement for the Paragon Uncorrelated Return
     Fund...........................................................EX-99.23.d.2

3.   Opinion of Counsel...............................................EX-99.23.i

4.   Consent of Accountant............................................EX-99.23.j

5.    Code of Ethics..................................................EX-99.23.p